Investment In Financial Assets	12 Months Ended
Dec. 31, 2021
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Investment In Financial Assets
14.	INVESTMENT IN FINANCIAL ASSETS

	2021			2020		2019
	Non-current	Current		Non-current	Current	Non-current	Current

Investments at amortized cost
Public securities (1)	2,225	34,116		—	19,052	—	—
Private securities - NO	309	836		—	—	—	—
Term deposits	—	6,028	(2)	—	—	—	—

	2,534	40,980		—	19,052	—	—

Investments at fair value with changes in results
Public securities (1)	—	10,032		—	9,882	—	8,370

	—	10,032		—	9,882	—	8,370

	2,534	51,012		—	28,934	—	8,370

(1)	See Note 36.
(2)	Corresponds to term deposits with the BNA.